EMPLOYEE BENEFITS - Summary of Share Options Exercised (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	94,380	213,686
Exercise price (in usd per share) | $ / shares	$ 37.17	$ 30.93
10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	1,825	33,687
Exercise price (in usd per share) | $ / shares	$ 10.00	$ 10.00
28.31
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	8,385	37,409
Exercise price (in usd per share) | $ / shares	$ 28.31	$ 28.31
34.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	4,000
Exercise price (in usd per share) | $ / shares	$ 34.20	$ 34.20
29.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	30,000
Exercise price (in usd per share) | $ / shares	$ 29.01	$ 29.01
32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	33,920	52,840
Exercise price (in usd per share) | $ / shares	$ 32.36	$ 32.36
39.37
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	27,000	0
Exercise price (in usd per share) | $ / shares	$ 39.37	$ 39.37
38.16
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	10,000
Exercise price (in usd per share) | $ / shares	$ 38.16	$ 38.16
44.97
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	5,000
Exercise price (in usd per share) | $ / shares	$ 44.97	$ 44.97
46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	20,750	38,250
Exercise price (in usd per share) | $ / shares	$ 46.00	$ 46.00
50.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	1,500
Exercise price (in usd per share) | $ / shares	$ 50.92	$ 50.92
55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	2,500	0
Exercise price (in usd per share) | $ / shares	$ 55.07	$ 55.07
52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	1,000
Exercise price (in usd per share) | $ / shares	$ 52.10	$ 52.10